UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2021 to August 31, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

August 31, 2021

Voya Senior Income Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semi-annual shareholder reports, like this semi-annual shareholder report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds' website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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INVESTMENT MANAGEMENT

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Voya Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2021

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Voya Senior Income Fund

PERFORMANCE AND STATISTICS

Voya Senior Income Fund (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar-denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2021
Net Assets	$170,186,795
Total Assets	$251,643,738
Assets Invested in Senior Loans	$235,254,378
Senior Loans Represented	451
Average Amount Outstanding per Loan	$521,628
Industries Represented	44
Average Loan Amount per Industry	$5,346,690
Portfolio Turnover Rate (YTD)	35%
Weighted Average Days to Interest Rate Reset	38
Average Loan Final Maturity	58 months
Total Leverage as a Percentage of Total Assets	26.62%

PERFORMANCE SUMMARY

During the period ended August 31, 2021, the Fund's Class A shares distributed total dividends of $0.21, which were all characterized as net investment income, resulting in an average annualized distribution rate(1) of 4.07%. The Fund's Class I and Class W shares each distributed total dividends of $0.22, which were all characterized as net investment income, resulting in an average annualized distribution rate(1) of 4.34% and 4.32%, respectively. During the same period, the Fund's Class C shares distributed total dividends of $0.18, which were all characterized as net investment income, resulting in an average annualized distribution rate(1) of 3.58%.

The Fund's total return for the period ended August 31, 2021, excluding sales charges and based on full reinvestment of dividends, for Class A, Class C, Class I and Class W was 1.93%, 1.58%, 2.06%, and 1.96%, respectively.(2) For the same period, the S&P/LSTA Leveraged Loan Index (the "Index")(3) had a total return of 1.94%.

(1)  The distribution rate is calculated by annualizing the dividends and distributions declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Fund's tax year-end.

(2)  Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total returns would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

Voya Senior Income Fund

PERFORMANCE AND STATISTICS (continued)

Ratings Distribution as of August 31, 2021
BB or above	13.47%
B	78.16%
CCC or below	6.60%
Not rated*	1.77%

Loan ratings apply to the underlying holdings of the Fund and not the Fund itself. Ratings distribution shows the percentage of the Fund's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Standard & Poor. Ratings distribution is based on Standard & Poor's senior secured facility ratings. The Standard & Poor's rating scale is as follows, from excellent (high grade) to poor (including default): AAA to D, with intermediate ratings offered at each level between AA and CCC. Anything lower than a BBB-rating is considered a non-investment grade or junk bond. Any security that is not rated by Standard & Poor's is placed in the NR (Not Rated) category. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

	Average Annual Total Net Returns for the Periods Ended August 31, 2021
	1 Year	3 Years	5 Years	10 Years
Including Sales Charge:
Class A(1)	6.35%	-0.62%	1.61%	4.20%
Class C(2)	7.60%	-0.31%	1.60%	3.93%
Class I	9.33%	0.44%	2.35%	4.72%
Class W	9.39%	0.43%	2.36%	4.71%
Excluding Sales Charge:
Class A	9.12%	0.22%	2.12%	4.46%
Class C	8.60%	-0.31%	1.60%	3.93%
Class I	9.33%	0.44%	2.35%	4.72%
Class W	9.39%	0.43%	2.36%	4.71%
Index	8.39%	4.16%	4.63%	4.89%

Total net returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total net returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month-end.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Fund's NAV.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 2.50%. Effective June 30, 2020, there is no front-end sales charge if you purchase Class A Common Shares in an amount of $500,000 or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within one year of purchase. Prior to June 30, 2020, there was no front-end sales charge if you purchased Class A Common Shares in the amount of $500,000 or more. However, the shares were subject to a 1.00% EWC if they were repurchased by the Fund within six months of purchase. Prior to May 1, 2017, there was no front-end sales charge if you purchased Class A Common Shares in the amount of $1 million or more. However, the shares were subject to a 1.00% EWC if they were repurchased by the Fund within one year of purchase.

(2)  Class C maximum EWC is 1.00% for the first year.

Voya Senior Income Fund

PERFORMANCE AND STATISTICS (continued)

YIELDS AND DISTRIBUTION RATES
	30-Day SEC Yields(1)
	Class A	Class C	Class I	Class W
August 31, 2021	3.86%	3.36%	4.12%	4.12%
February 28, 2021	3.51%	3.10%	3.86%	3.85%
	Average Annualized Distribution Rates(2)
	Class A	Class C	Class I	Class W
August 31, 2021	4.07%	3.58%	4.34%	4.32%
February 28, 2021	3.53%	3.04%	3.80%	3.78%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(2)  The distribution rate is calculated by annualizing the dividends declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Fund's tax year-end.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Derivative Risk: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Credit Risk: Prices of the Fund's investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Fund invests a substantial portion of its assets in below investment-grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's net asset value ("NAV") will decrease.

Voya Senior Income Fund

PERFORMANCE AND STATISTICS (continued)

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund's portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund's assets may decrease, which will cause the Fund's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

As of the date of this report, the United States experiences a low interest rate environment, which may increase the Fund's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Leverage Risk: The use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. Further, because the fee paid to the Adviser will be calculated on the basis of Managed Assets, the fee will be higher when leverage is utilized, giving the Adviser an incentive to utilize leverage. The Fund is subject to certain restrictions imposed by lenders to the Fund and may be subject to certain restrictions imposed by guidelines of one or more rating agencies which may issue ratings for debt or the Preferred Shares issued by the Fund. These restrictions are expected to impose asset coverage, fund composition requirements and limits on investment techniques, such as the use of financial derivative products that are more stringent than those imposed on the Fund by the Investment Company Act of 1940, as amended (the "1940 Act"). These restrictions could impede the manager from fully managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers for not less than 5% of its outstanding Common Shares. If more than 5% of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2021 (Unaudited)

ASSETS:
Investments in securities at fair value (Cost $239,448,372)	$237,092,869
Cash	217,823
Foreign currencies at value (Cost $24,645)	24,792
Receivables:
Investment securities sold	13,079,039
Fund shares sold	277,829
Interest	841,245
Unrealized appreciation on forward foreign currency contracts	33,766
Reimbursement due from manager	20,281
Prepaid expenses	27,418
Other assets	28,676
Total assets	251,643,738
LIABILITIES:
Note payable	67,000,000
Accrued interest payable	114,639
Payable for investment securities purchased	12,645,084
Payable for investment management fees	161,753
Payable for distribution and shareholder service fees	41,648
Income distribution payable	476,082
Unfunded loan commitments (Note 8)	730,987
Payable to trustees under the deferred compensation plan (Note 9)	28,676
Payable for trustee fees	9,702
Other accrued expenses and liabilities	248,372
Total liabilities	81,456,943
NET ASSETS	$170,186,795
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$273,990,129
Total distributable loss	(103,803,334)
NET ASSETS	$170,186,795

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2021 (Unaudited) (continued)

Class A
Net assets	$128,526,199
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	11,785,420
Net asset value and redemption price per share(2)	$10.91
Maximum offering price per share (2.50%)(1)	$11.19
Class C
Net assets	$22,340,823
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	2,053,649
Net asset value and redemption price per share(2)	$10.88
Class I
Net assets	$11,024,606
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	1,015,271
Net asset value and redemption price per share	$10.86
Class W
Net assets	$8,295,167
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	760,169
Net asset value and redemption price per share	$10.91

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable early withdrawal charge.

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2021 (Unaudited)

INVESTMENT INCOME:
Interest	$5,183,221
Other	70,438
Total investment income	5,253,659
EXPENSES:
Investment management fees	975,001
Distribution and service fees:
Class A	165,203
Class C	91,961
Transfer agent fees:
Class A	74,855
Class C	13,891
Class I	6,285
Class W	4,845
Interest expense	412,145
Custodian fees	80,592
Professional fees	47,966
Trustees fees	1,037
Registration fees	31,615
Shareholder reporting expense	40,480
Miscellaneous expense	14,028
Total expenses	1,959,904
Waived and reimbursed fees	(135,666)
Net expenses	1,824,238
Net investment income	3,429,421
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	38,878
Forward foreign currency contracts	243,462
Foreign currency related transactions	196,738
Net realized gain	479,078
Net change in unrealized appreciation (depreciation) on:
Investments	(678,853)
Forward foreign currency contracts	70,073
Foreign currency related transactions	10,615
Net change in unrealized appreciation (depreciation)	(598,165)
Net realized and unrealized loss	(119,087)
Increase in net assets resulting from operations	$3,310,334

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
FROM OPERATIONS:
Net investment income	$3,429,421	$7,431,193
Net realized gain (loss)	479,078	(33,496,396)
Net change in unrealized appreciation (depreciation)	(598,165)	18,550,937
Increase (decrease) in net assets resulting from operations	3,310,334	(7,514,266)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(2,502,913)	(5,544,651)
Class C	(403,144)	(1,046,544)
Class I	(232,796)	(478,476)
Class W	(172,476)	(417,356)
Total distributions	(3,311,329)	(7,487,027)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,874,176	10,340,963
Reinvestment of distributions	608,692	1,352,135
	5,482,868	11,693,098
Cost of shares repurchased, net of commissions	(17,616,067)	(56,090,444)
Net decrease in net assets resulting from capital share transactions	(12,133,199)	(44,397,346)
Net decrease in net assets	(12,134,194)	(59,398,639)
NET ASSETS:
Beginning of year or period	182,320,989	241,719,628
End of year or period	$170,186,795	$182,320,989

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF CASH FLOWS for the Period Ended August 31, 2021 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$4,883,740
Other assets received	68,219
Interest paid	(342,157)
Other operating expenses paid	(1,003,030)
Purchases of securities	(92,011,931)
Proceeds on sale of securities	109,058,319
Net cash provided by operating activities	20,653,160
Cash Flows From Financing Activities:
Total distributions paid to common shareholders (net of reinvestments)	(2,627,681)
Proceeds from capital shares sold	4,846,083
Payment on capital shares repurchased	(17,616,067)
Proceeds from notes payable	52,900,000
Repayment of notes payable	(58,800,000)
Payable to custodian due to overdraft	(158,619)
Due from Broker	1,000,000
Net cash flows used in financing activities	(20,456,284)
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	345
Cash
Net increase in cash	197,221
Cash and foreign currency at beginning of year or period	45,394
Cash and foreign currency at end of year or period	$242,615
Reconciliation of Increase in Net Assets Resulting from Operations to Net Cash provided by Operating Activities:
Increase in net assets resulting from operations	$3,310,334
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	678,853
Change in unrealized appreciation or depreciation on forward foreign currency contracts	(70,073)
Change in unrealized appreciation on other assets and liabilities	(10,615)
Net accretion of discounts on investments	(204,187)
Net amortization of premiums on investments	35,958
Net realized gain on sale of investments and foreign currency related transactions	(479,078)
Purchases of investments	(92,011,931)
Proceeds on sales of securities	109,058,319
Increase in other assets	(2,219)
Increase in interest receivable	(131,252)
Decrease in reimbursement due from manager	1,922
Decrease in prepaid expenses	12,912
Increase in accrued interest payable	69,988
Increase in payable for investment management fees	6,304
Increase in unfunded loan commitments	492,241
Increase in payable for shareholder service and distribution fees	110
Decrease in accrued trustee fees	(2,292)
Decrease in other accrued expenses	(102,134)
Total adjustments	17,342,826
Net cash provided by operating activities	$20,653,160
Non Cash Financing Activities
Receivable for shares sold	$277,829
Reinvestment of distributions	$608,692

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance										Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment			Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)	Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)	Expenses (with interest and other fees related to revolving credit facility)(3)	Net investment income (loss)(3)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class A
08-31-21 +	10.91	0.22	*	(0.01)	0.21	(0.21)	—	—	(0.21)	10.91	1.93	1.55	2.02	3.92	1.71	2.18	3.77	128,526	35
02-28-21	11.51	0.40	*	(0.60)	(0.20)	(0.40)	—	—	(0.40)	10.91	(1.39)	1.66	2.20	3.91	1.83	2.37	3.74	134,440	44
02-29-20	12.19	0.64	*	(0.63)	0.01	(0.69)	—	—	(0.69)	11.51	0.06	1.69	2.88	5.36	1.83	3.02	5.22	173,654	45
02-28-19	12.61	0.64		(0.38)	0.26	(0.68)	—	—	(0.68)	12.19	2.14	1.72	3.03	5.21	1.80	3.11	5.14	122,868	88
02-28-18	12.85	0.57	*	(0.17)	0.40	(0.50)	—	(0.14)	(0.64)	12.61	3.22	1.69	2.55	4.50	1.73	2.59	4.46	164,285	69
02-29-17	11.85	0.67		1.02	1.69	(0.69)	—	—	(0.69)	12.85	14.56	1.63	2.12	5.34	1.68	2.17	5.28	207,989	44
02-28-16	13.15	0.70		(1.30)	(0.60)	(0.70)	—	—	(0.70)	11.85	(4.77)	1.65	2.07	5.48	1.75	2.17	5.38	196,812	63
02-28-15	13.50	0.65	*	(0.28)	0.37	(0.72)	—	—	(0.72)	13.15	2.81	1.66	2.09	4.90	1.69	2.12	4.87	264,305	76
02-28-14	13.34	0.70	*	0.26	0.96	(0.72)	—	(0.08)	(0.80)	13.50	7.44	1.61	1.98	5.23	1.59	1.95	5.25	403,027	94
02-29-13	12.76	0.95		0.61	1.56	(0.97)	—	—	(0.97)	13.34	12.56	1.66	2.14	7.23	1.68	2.16	7.21	234,056	68
02-28-12	13.40	0.75		(0.75)	(0.00)**	(0.64)	—	—	(0.64)	12.76	0.13	1.63	2.09	5.54	1.66	2.12	5.51	237,853	64
Class C
08-31-21 +	10.89	0.19	*	(0.02)	0.17	(0.18)	—	—	(0.18)	10.88	1.58	2.05	2.52	3.41	2.21	2.68	3.26	22,341	35
02-28-21	11.48	0.35	*	(0.59)	(0.24)	(0.35)	—	—	(0.35)	10.89	(1.80)	2.16	2.70	3.46	2.33	2.87	3.29	27,248	44
02-29-20	12.16	0.60	*	(0.65)	(0.05)	(0.63)	—	—	(0.63)	11.48	(0.44)	2.19	3.38	5.02	2.33	3.52	4.88	40,876	45
02-28-19	12.59	0.58		(0.39)	0.19	(0.62)	—	—	(0.62)	12.16	1.56	2.22	3.53	4.72	2.30	3.61	4.64	145,198	60
02-28-18	12.82	0.50		(0.15)	0.35	(0.44)	—	(0.14)	(0.58)	12.59	2.79	2.19	3.05	4.00	2.23	3.09	3.96	175,929	88
02-29-17	11.83	0.61		1.01	1.62	(0.63)	—	—	(0.63)	12.82	13.93	2.13	2.62	4.84	2.18	2.67	4.79	214,361	69
02-28-16	13.13	0.63		(1.29)	(0.66)	(0.64)	—	—	(0.64)	11.83	(5.27)	2.15	2.57	4.98	2.25	2.67	4.88	220,899	44
02-28-15	13.47	0.59	*	(0.28)	0.31	(0.65)	—	—	(0.65)	13.13	2.38	2.16	2.59	4.42	2.19	2.62	4.39	294,011	63
02-28-14	13.32	0.64	*	0.25	0.89	(0.66)	—	(0.08)	(0.74)	13.47	6.85	2.10	2.47	4.78	2.08	2.44	4.81	345,801	76
02-29-13	12.74	0.88		0.61	1.49	(0.91)	—	—	(0.91)	13.32	12.05	2.14	2.62	6.75	2.16	2.64	6.73	265,812	94
02-28-12	13.38	0.68		(0.74)	(0.06)	(0.58)	—	—	(0.58)	12.74	(0.38)	2.13	2.59	5.11	2.16	2.63	5.08	273,361	68
Class I
08-31-21 +	10.86	0.23	*	(0.01)	0.22	(0.22)	—	—	(0.22)	10.86	2.06	1.30	1.77	4.17	1.46	1.93	4.02	11,025	35
02-28-21	11.46	0.43	*	(0.60)	(0.17)	(0.43)	—	—	(0.43)	10.86	(1.14)	1.41	1.95	4.17	1.58	2.12	4.00	11,783	44
02-29-20	12.15	0.68	*	(0.65)	0.03	(0.72)	—	—	(0.72)	11.46	0.22	1.45	2.64	5.72	1.58	2.77	5.59	13,974	45
02-28-19	12.57	0.68		(0.39)	0.29	(0.71)	—	—	(0.71)	12.15	2.41	1.47	2.78	5.47	1.53	2.84	5.42	29,733	60
02-28-18	12.81	0.60	*	(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.57	3.49	1.44	2.30	4.74	1.45	2.31	4.73	34,324	88
02-29-17	11.82	0.69		1.03	1.72	(0.73)	—	—	(0.73)	12.81	14.79	1.38	1.87	5.57	1.41	1.90	5.55	46,319	69
02-28-16	13.12	0.72		(1.29)	(0.57)	(0.73)	—	—	(0.73)	11.82	(4.54)	1.40	1.82	5.71	1.48	1.90	5.63	33,210	44
02-28-15	13.47	0.68	*	(0.28)	0.40	(0.75)	—	—	(0.75)	13.12	3.09	1.41	1.84	5.14	1.41	1.84	5.14	53,877	63
02-28-14	13.31	0.73	*	0.27	1.00	(0.76)	—	(0.08)	(0.84)	13.47	7.76	1.33	1.70	5.43	1.30	1.67	5.46	109,180	76
02-29-13	12.73	0.99		0.59	1.58	(1.00)	—	—	(1.00)	13.31	12.87	1.41	1.89	7.50	1.43	1.91	7.48	36,900	94
02-28-12	13.37	0.71		(0.68)	0.03	(0.67)	—	—	(0.67)	12.73	0.38	1.38	1.84	6.19	1.41	1.88	6.16	27,051	68
Class W
08-31-21 +	10.92	0.23	*	(0.02)	0.21	(0.22)	—	—	(0.22)	10.91	1.96	1.30	1.77	4.17	1.46	1.93	4.02	8,295	35
02-28-21	11.52	0.43	*	(0.60)	(0.17)	(0.43)	—	—	(0.43)	10.92	(1.13)	1.41	1.95	4.19	1.58	2.12	4.02	8,850	44
02-29-20	12.20	0.68		(0.64)	0.04	(0.72)	—	—	(0.72)	11.52	0.31	1.44	2.63	5.68	1.58	2.77	5.54	13,215	45
02-28-19	12.62	0.67		(0.38)	0.29	(0.71)	—	—	(0.71)	12.20	2.40	1.47	2.78	5.44	1.55	2.86	5.36	16,250	60
02-28-18	12.86	0.60		(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.62	3.47	1.44	2.30	4.76	1.48	2.34	4.72	27,431	88
02-29-17	11.86	0.70	*	1.03	1.73	(0.73)	—	—	(0.73)	12.86	14.83	1.38	1.87	5.59	1.43	1.92	5.54	27,161	69
02-28-16	13.16	0.73		(1.30)	(0.57)	(0.73)	—	—	(0.73)	11.86	(4.52)	1.40	1.82	5.73	1.50	1.92	5.63	26,306	44
02-28-15	13.51	0.69	*	(0.29)	0.40	(0.75)	—	—	(0.75)	13.16	3.08	1.41	1.84	5.15	1.44	1.87	5.12	31,608	63
02-28-14	13.36	0.74	*	0.25	0.99	(0.76)	—	(0.08)	(0.84)	13.51	7.65	1.36	1.73	5.51	1.34	1.70	5.54	48,587	76
02-29-13	12.76	0.96		0.65	1.61	(1.00)	—	—	(1.00)	13.36	13.00	1.41	1.89	7.40	1.43	1.91	7.38	49,149	94
02-28-12	13.40	0.78		(0.75)	0.03	(0.67)	—	—	(0.67)	12.76	0.38	1.38	1.84	5.82	1.41	1.88	5.79	19,186	68

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, on the dividend/distribution date. Total investment return does not include sales load.

(2)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.80% of Managed Assets plus 0.45% of average daily net assets; Class C – 0.80% of

Managed Assets plus 0.95% of average daily net assets; Class I – 0.80% of Managed Assets plus 0.20% of average daily net assets; and Class W – 0.80% of Managed Assets plus 0.20% of average daily net assets.

(3)  Annualized for periods less than one year.

+  Unaudited

*  Calculated using average amount of shares outstanding throughout the period.

**  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000's)	($)	($000's)	($000's)
Class A
08-31-21 +	67,000	3,540	66,469	11,785
02-28-21	72,900	3,500	69,828	12,327
02-29-20	101,800	3,370	106,324	15,092
02-28-19	118,500	3,650	149,594	10,082
02-28-18	169,300	3,370	173,235	13,026
02-29-17	154,800	4,200	149,897	16,188
02-28-16	160,900	3,970	188,201	16,602
02-28-15	224,500	3,870	276,481	20,093
02-28-14	293,500	4,090	228,860	29,859
02-29-13	169,000	4,470	191,959	17,541
02-28-12	202,000	3,810	208,126	18,644
Class C
08-31-21 +	67,000	3,540	66,469	2,054
02-28-21	72,900	3,500	69,828	2,503
02-29-20	101,800	3,370	106,324	3,560
02-28-19	118,500	3,650	149,594	11,940
02-28-18	169,300	3,370	173,235	13,977
02-29-17	154,800	4,200	149,897	16,715
02-28-16	160,900	3,970	188,201	18,667
02-28-15	224,500	3,870	276,481	22,392
02-28-14	293,500	4,090	228,860	25,644
02-29-13	169,000	4,470	191,959	19,949
02-28-12	202,000	3,810	208,126	21,454
Class I
08-31-21 +	67,000	3,540	66,469	1,015
02-28-21	72,900	3,500	69,828	1,085
02-29-20	101,800	3,370	106,324	1,219
02-28-19	118,500	3,650	149,594	2,448
02-28-18	169,300	3,370	173,235	2,730
02-29-17	154,800	4,200	149,897	3,615
02-28-16	160,900	3,970	188,201	2,809
02-28-15	224,500	3,870	276,481	4,106
02-28-14	293,500	4,090	228,860	8,106
02-29-13	169,000	4,470	191,959	2,772
02-28-12	202,000	3,810	208,126	2,126
Class W
08-31-21 +	67,000	3,540	66,469	760
02-28-21	72,900	3,500	69,828	811
02-29-20	101,800	3,370	106,324	1,148
02-28-19	118,500	3,650	149,594	1,332
02-28-18	169,300	3,370	173,235	2,173
02-29-17	154,800	4,200	149,897	2,113
02-28-16	160,900	3,970	188,201	2,218
02-28-15	224,500	3,870	276,481	2,401
02-28-14	293,500	4,090	228,860	3,597
02-29-13	169,000	4,470	191,959	3,678
02-28-12	202,000	3,810	208,126	1,503

(1)  Based on the active days of borrowing.

+  Unaudited

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the 1940 Act, as a continuously-offered, diversified, closed-end, management investment company. The Fund invests, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings, for investment purposes, in U.S. dollar-denominated floating rate secured senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. Effective April 2, 2001, the Fund commenced the offering of Class A and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has four classes of shares: A, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Effective June 30, 2020, Class A shares purchased in excess of $500,000 are not subject to a sales charge but are subject to an EWC of 1.00% if repurchased by the Fund within one year of purchase. Prior to June 30, 2020, Class A shares purchased in excess of $500,000 were not subject to a sales charge but were subject to an EWC of 1.00% if repurchased by the Fund within six months of purchase. Class C shares are subject to an EWC of 1.00% if repurchased by the Fund within one year of purchase.

To maintain a measure of liquidity, the Fund will offer to repurchase not less than 5% of its outstanding Common Shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not offer to repurchase more than 25% of its outstanding Common Shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund's Common Shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of each class of the Fund is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per Common Share of each class of the Fund is calculated by dividing the value of the Fund's loan assets plus all cash and

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

other assets (including accrued expenses but excluding capital and surplus) attributable to that class of Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund's assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund's assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter ("OTC") market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Fund.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund's investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the lives of the respective loans. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Forward Foreign Currency Contracts. The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the respective Portfolio of Investments.

For the period ended August 31, 2021, the Fund had an average quarterly contract amount on forward foreign currency contracts to sell of $12,114,685. Please refer to the table within the Portfolio of Investments for open forward foreign currency contracts to sell at August 31, 2021.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.   Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

H.   Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2021, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $87,297,508 and $104,766,109, respectively. At August 31, 2021, the Fund held senior loans valued at $235,254,378 representing 99.2% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's Managed Assets. For purposes of the Management Agreement, managed assets ("Managed Assets") are defined as the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily Managed Assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund's assets in accordance with the Fund's investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby Voya Investments Distributor, LLC (the "Distributor"), a Delaware limited liability company, is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class C
0.25%	0.75%

The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the EWC paid by the shareholders upon certain redemptions/repurchases for Class A shares and Class C shares. For the period ended August 31, 2021, the Distributor retained the following amounts:

	Class A	Class C
Initial Sales Charges:	$1,458	$—
EWC's:	—	—

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets
Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets
Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets
Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATIONS (continued)

Pursuant to a side letter agreement through July 1, 2022, the Investment Adviser has further lowered the expense limits to the following. Any Fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Class A — 0.80% of Managed Assets plus 0.45% of average daily net assets
Class C — 0.80% of Managed Assets plus 0.95% of average daily net assets
Class I — 0.80% of Managed Assets plus 0.20% of average daily net assets
Class W — 0.80% of Managed Assets plus 0.20% of average daily net assets

Unless otherwise specified above, the Investment Adviser may at a later date recoup from the Fund for fees waived and other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2021, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser and the related expiration dates are as follows:

August 31,
2022	2023	2024	Total
$326,884	$349,421	$102,514	$778,819

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of August 31, 2021, are as follows:

	August 31,
	2022	2023	2024	Total
Class A	$10,910	$6,408	$2,277	$19,595
Class C	12,633	4,495	509	17,637
Class W	1,081	602	162	1,845

The recoupable amounts listed above were waived or reimbursed prior to January 1, 2021, which was the effective date of the non-recoupable side letter agreement.

The expense limitation agreement is contractual through July 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — COMMITMENTS

Effective May 7, 2021, the Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $85 million maturing May 6, 2022. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prior to May 7, 2021, the predecessor credit agreement was for $114 million maturing May 7, 2021. There was $67 million of borrowings outstanding at August 31, 2021. The weighted average interest rate on outstanding borrowings at August 31, 2021 was 1.04%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 26.62% of total assets at August 31, 2021. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the period ended August 31, 2021 were $66,469,022 and the average annualized interest rate was 1.23%.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2021, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

BIFM CA Buyer Inc. 2021 Delayed Draw Term Loan	$37,245
Constant Contact Inc Delayed Draw Term Loan	109,059
Dessert Holdings Inc. Delayed Draw Term Loan	48,947
DG Investment Intermediate Holdings 2, Inc. 2021 Delayed Draw Term Loan	22,681
ENC Holding Corporation Delayed Draw Term Loan	26,531
Focus Financial Partners, LLC 2021 Delayed Draw Term Loan	155,625
HighTower Holdings LLC 2021 Delayed Draw Term Loan	59,000
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan	30,336
OneDigital Borrower LLC 2020 Delayed Draw Term Loan	28,437
Refficiency Holdings LLC 2020 Delayed Draw Term Loan	24,194
Service Logic Acquisition, Inc Delayed Draw Term Loan	57,500
Sovos Compliance, LLC 2021 Delayed Draw Term Loan	30,925
TGP Holdings III, LLC 2021 Delayed Draw Term Loan	13,393
TricorBraun Holdings, Inc. 2021 Delayed Draw Term Loan	64,774
VT Topco, Inc. 2021 Delayed Draw Term Loan	22,340
$730,987

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 10 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2021, the Fund held no subordinated loans or unsecured loans.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding
period ended	#	#	#	#	#
Class A
08-31-21	341,194	41,321	(924,071)	—	(541,556)
02-28-21	741,977	94,694	(3,601,868)	—	(2,765,197)
Class C
08-31-21	18,354	9,792	(477,156)	—	(449,010)
02-28-21	54,759	26,043	(1,138,248)	—	(1,057,446)
Class I
08-31-21	80,064	1,876	(151,801)	—	(69,861)
02-28-21	177,990	3,763	(315,570)	—	(133,817)
Class W
08-31-21	8,619	2,915	(61,895)	—	(50,361)
02-28-21	34,913	8,919	(380,924)	—	(337,092)
Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
period ended	($)	($)	($)	($)	($)
Class A
08-31-21	3,715,944	450,135	(10,100,552)	—	(5,934,473)
02-28-21	7,575,439	960,647	(37,227,263)	—	(28,691,177)
Class C
08-31-21	199,486	106,423	(5,189,244)	—	(4,883,335)
02-28-21	557,792	263,379	(11,718,369)	—	(10,897,198)
Class I
08-31-21	865,803	20,351	(1,649,793)	—	(763,639)
02-28-21	1,857,499	38,105	(3,222,186)	—	(1,326,582)
Class W
08-31-21	92,943	31,783	(676,478)	—	(551,752)
02-28-21	350,233	90,004	(3,922,626)	—	(3,482,389)

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, capital loss carryforwards, and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended February 28, 2021	Year Ended February 29, 2020
Ordinary Income	Ordinary Income
$7,487,027	$15,824,022

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2021 were:

Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards
Income	(Depreciation)	Amount	Character	Expiration
$337,362	$(1,772,519)	$(8,864,188)	Short-term	None
		(93,081,851)	Long-term	None
$(101,946,039)

The Fund's major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2021, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LONDON INTERBANK OFFERED RATE ("LIBOR")

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve's Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate ("SOFR") that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties' existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund's existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

NOTE 14 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION (continued)

markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 16 — SUBSEQUENT EVENTS

Dividends Declared: Subsequent to August 31, 2021, the Fund declared the following dividends from net investment income:

Class	Per Share Amount	Declaration Date	Record Date	Payable Date
A	$0.03706	Daily	Daily	October 1, 2021
C	$0.03260	Daily	Daily	October 1, 2021
I	$0.03930	Daily	Daily	October 1, 2021
W	$0.03930	Daily	Daily	October 1, 2021

Class Conversion: On September 10, 2021, the Board approved to reduce the automatic conversion for all Funds' Class C shares to Class A shares of the same Fund, from the current holding period of 10 years from the date of purchase to a holding period of 8 years from the date of purchase. Beginning on or about the close of business November 2, 2021, all outstanding Class C shares, along with their pro rata reinvested dividend shares, will automatically convert to Class A shares eight years after purchase.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED)

TOP TEN LOAN ISSUERS
AS OF AUGUST 31, 2021
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Asurion, LLC	1.1%	1.7%
MH Sub I LLC	0.9%	1.3%
Global Tel*Link Corporation	0.9%	1.3%
Quest Software US Holdings Inc.	0.9%	1.3%
USI, Inc.	0.7%	1.1%
Gates Global LLC	0.7%	1.0%
Maxar Technologies Ltd.	0.7%	1.0%
Misys (Finastra)	0.7%	1.0%
HD Supply Waterworks, Ltd.	0.7%	1.0%
NFP Corp.	0.6%	0.9%

TOP TEN INDUSTRIES
AS OF AUGUST 31, 2021
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	14.6%	21.6%
Business Equipment & Services	11.4%	16.9%
Health Care	8.9%	13.2%
Telecommunications	5.8%	8.6%
Insurance	5.1%	7.6%
Building & Development	3.8%	5.6%
Leisure Good/Activities/Movies	3.2%	4.7%
Automotive	3.1%	4.6%
Aerospace & Defense	3.1%	4.5%
Financial Intermediaries	3.0%	4.4%
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 138.2%
	Aerospace & Defense: 4.5%
895,000	AAdvantage Loyalty IP Ltd. 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/20/28	$923,001	0.5
414,750	ADS Tactical, Inc. 2021 Term Loan B, 6.750%, (US0003M + 5.750%), 03/19/26	416,305	0.3
415,800	Amentum Government Services Holdings LLC Term Loan B, 3.585%, (US0001M + 3.500%), 01/29/27	413,981	0.3
1,301,213	American Airlines, Inc. 2018 Term Loan B, 1.838%, (US0001M + 1.750%), 06/27/25	1,225,000	0.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
800,000	Geo Group, Inc. (The) 2018 Term Loan B, 2.750%, (US0001M + 2.000%), 03/22/24	$746,625	0.4
1,785,732	Maxar Technologies Ltd. Term Loan B, 2.840%, (US0001M + 2.750%), 10/04/24	1,768,805	1.0
1,221,938	Peraton Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 02/01/28	1,223,974	0.7
460,000	SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/27	488,204	0.3
476,316	TransDigm, Inc. 2020 Term Loan E, 2.335%, (US0001M + 2.250%), 05/30/25	469,388	0.3
		7,675,283	4.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Air Transport: 0.5%
	867,825	United Airlines, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 04/21/28	$871,014	0.5
		Auto Components: 0.5%
	797,890	Broadstreet Partners, Inc. 2020 Term Loan B, 3.085%, (US0001M + 3.000%), 01/27/27	787,639	0.5
		Automotive: 4.6%
	280,000	Autokiniton US Holdings, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.500%), 04/06/28	280,805	0.2
	267,918	Belron Finance US LLC 2018 Term Loan B, 2.375%, (US0003M + 2.250%), 11/13/25	266,802	0.2
	1,290,289	Clarios Global LP 2021 USD Term Loan B, 3.335%, (US0001M + 3.250%), 04/30/26	1,278,999	0.8
	187,150	Dealer Tire, LLC 2020 Term Loan B, 4.335%, (US0001M + 4.250%), 12/12/25	187,033	0.1
EUR	868,610	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,024,649	0.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
758,958	Gates Global LLC 2021 Term Loan B3, 3.250%, (US0001M + 2.500%), 03/31/27	$756,587	0.5
197,735	Hertz Corporation, (The) 2021 Term Loan B, 3.646%, (US0003M + 3.500%), 06/30/28	197,134	0.1
37,265	Hertz Corporation, (The) 2021 Term Loan C, 3.646%, (US0003M + 3.500%), 06/30/28	37,152	0.0
546,000	Holley Purchaser, Inc. Term Loan B, 5.129%, (US0003M + 5.000%), 10/24/25	546,170	0.3
915,400	Les Schwab Tire Centers Term Loan B, 4.000%, (US0003M + 3.250%), 11/02/27	917,689	0.5
200,000	Rough Country, LLC 2021 2nd Lien Term Loan, 7.500%, (US0003M + 6.750%), 07/26/29	200,000	0.1
235,000	Rough Country, LLC 2021 Term Loan, 4.250%, (US0003M + 3.500%), 07/26/28	235,073	0.1
488,775	Truck Hero, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.250%), 01/31/28	487,591	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Automotive (continued)
987,469	Wand NewCo 3, Inc. 2020 Term Loan, 3.085%, (US0001M + 3.000%), 02/05/26	$977,980	0.6
390,000	Wheel Pros, LLC 2021 Term Loan, 5.250%, (US0001M + 4.500%), 05/11/28	390,909	0.2
		7,784,573	4.6
	Beverage & Tobacco: 1.0%
250,000	City Brewing Company, LLC Closing Date Term Loan, 4.250%, (US0003M + 3.500%), 04/05/28	249,688	0.2
902,286	Sunshine Investments B.V. USD Term Loan B3, 3.124%, (US0003M + 3.000%), 03/28/25	900,030	0.5
505,000	Triton Water Holdings, Inc Term Loan, 4.000%, (US0003M + 3.500%), 03/31/28	502,300	0.3
		1,652,018	1.0
	Brokers: 0.1%
234,413	Park River Holdings Inc Term Loan, 4.000%, (US0003M + 3.250%), 12/28/27	233,282	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Brokers, Dealers & Investment Houses: 0.3%
602,000	Forest City Enterprises, L.P. 2019 Term Loan B, 3.585%, (US0001M + 3.500%), 12/08/25	$592,923	0.3
	Building & Development: 5.6%
185,000	Aegion Corporation Term Loan, 5.500%, (US0003M + 4.750%), 05/17/28	186,994	0.1
524,778	Applecaramel Buyer, LLC Term Loan B, 4.500%, (US0001M + 4.000%), 10/19/27	525,664	0.3
1,691,463	Core & Main LP 2021 Term Loan B, 2.588%, (US0001M + 2.500%), 07/27/28	1,678,250	1.0
1,216,950	Cornerstone Building Brands, Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 04/12/28	1,215,429	0.7
420,000	Empire Today, LLC 2021 Term Loan B, 5.750%, (US0001M + 5.000%), 04/03/28	421,313	0.3
435,000	Foundation Building Materials Holding Company LLC 2021 Term Loan, 3.750%, (US0003M + 3.250%), 02/03/28	432,087	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Building & Development (continued)
740,125	Henry Company LLC Term Loan B, 5.000%, (US0003M + 4.000%), 10/05/23	$742,808	0.4
289,275	Kodiak Building Partners Inc. Term Loan B, 4.000%, (US0003M + 3.250%), 03/12/28	288,552	0.2
162,727	LBM Acquisition LLC Delayed Draw Term Loan, 4.738%, (US0003M + 3.750%), 12/17/27	160,673	0.1
730,442	LBM Acquisition LLC Term Loan B, 4.500%, (US0003M + 3.750%), 12/17/27	721,220	0.4
218,900	LEB Holdings (USA), Inc Term Loan B, 4.500%, (US0001M + 3.750%), 11/02/27	219,242	0.1
566,066	MX Holdings US, Inc. Term Loan B1B, 3.250%, (US0001M + 2.500%), 07/31/25	565,429	0.3
370,313	Northstar Group Services, INC. 2020 Term Loan B, 6.500%, (US0001M + 5.500%), 11/12/26	373,090	0.2
370,000	SRS Distribution Inc. 2021 Term Loan B, 4.250%, (US0003M + 3.750%), 06/02/28	368,584	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
760,000	Standard Industries Inc. 2021 Term Loan B, 2.620%, (US0003M + 2.500%), 08/05/28	$758,733	0.5
516,611	Werner FinCo LP 2017 Term Loan, 5.000%, (US0003M + 4.000%), 07/24/24	517,256	0.3
298,469	Wilsonart LLC 2021 Term Loan E, 4.500%, (US0003M + 3.500%), 12/19/26	298,072	0.2
		9,473,396	5.6
	Business Equipment & Services: 16.9%
355,000	AEA International Holdings (Lux) S.a.r.l. Term Loan B, 3.870%, (US0003M + 3.750%), 08/05/28	355,444	0.2
1,147,125	AlixPartners, LLP 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 02/04/28	1,142,106	0.7
285,000	Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 4.250%, (US0001M + 3.750%), 05/12/28	285,378	0.2
185,000	Anticimex International AB 2021 USD Term Loan B1, 3.620%, (US0003M + 3.500%), 07/21/28	184,364	0.1
305,000	APX Group, Inc. 2021 Term Loan B, 4.000%, (US0001M + 3.500%), 07/10/28	304,269	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
952,875	Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/24	$953,433	0.6
324,085	Atlas CC Acquisition Corp Term Loan B, 5.000%, (US0003M + 4.250%), 05/25/28	325,570	0.2
65,915	Atlas CC Acquisition Corp Term Loan C, 5.000%, (US0003M + 4.250%), 05/25/28	66,218	0.0
334,148	Belfor Holdings Inc. Term Loan B, 3.835%, (US0001M + 3.750%), 04/06/26	334,774	0.2
427,850	Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 4.000%, (US0001M + 3.000%), 10/30/26	426,959	0.2
776,823	Castle US Holding Corporation USD Term Loan B, 3.897%, (US0003M + 3.750%), 01/29/27	768,015	0.5
320,000	Cimpress Public Limited Company USD Term Loan B, 4.000%, (US0001M + 3.500%), 05/17/28	320,133	0.2
150,000	DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 7.500%, (US0001M + 6.750%), 03/30/29	150,750	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
104,762	(1)	DG Investment Intermediate Holdings 2, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0001M + 3.750%), 03/31/28	$104,917	0.1
500,238		DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 03/31/28	500,980	0.3
1,155,000		Endure Digital Inc. Term Loan, 4.250%, (US0003M + 3.500%), 02/10/28	1,146,771	0.7
435,000		Ensono, LP 2021 Term Loan, 4.750%, (US0001M + 4.000%), 05/19/28	436,496	0.3
991,572		EVO Payments International LLC 2018 1st Lien Term Loan, 3.340%, (US0001M + 3.250%), 12/22/23	991,263	0.6
169,421		First Advantage Holdings, LLC 2021 Term Loan B, 2.835%, (US0001M + 2.750%), 01/31/27	168,913	0.1
244,621		Flexential Intermediate Corporation 2nd Lien Term Loan, 7.379%, (US0003M + 7.250%), 08/01/25	223,166	0.1
609,525		GreenSky Holdings, LLC 2018 Term Loan B, 3.375%, (US0001M + 3.250%), 03/31/25	596,572	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
245,000	Herman Miller, Inc Term Loan B, 2.063%, (US0001M + 2.000%), 07/19/28	$244,632	0.1
149,626	IG Investment Holdings, LLC 2018 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 05/23/25	149,981	0.1
420,000	ION Trading Finance Limited 2021 USD Term Loan, 4.917%, (US0003M + 4.750%), 04/01/28	420,712	0.2
508,725	Ivanti Software, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 12/01/27	510,188	0.3
796,499	Milano Acquisition Corp Term Loan B, 4.750%, (US0003M + 4.000%), 10/01/27	797,992	0.5
550,000	Misys (Finastra) USD 2nd Lien Term Loan, 8.250%, (US0006M + 7.250%), 06/13/25	554,469	0.3
503,738	Nielsen Consumer Inc. 2021 USD Term Loan B, 4.096%, (US0001M + 4.000%), 03/06/28	503,828	0.3
400,000	Paysafe Holdings (US) Corp USD Term Loan B1, 3.250%, (US0003M + 2.750%), 06/28/28	396,750	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
900,000		Polaris Newco LLC USD Term Loan B, 4.500%, (US0006M + 4.000%), 06/02/28	$900,422	0.5
1,450,599		Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.335%, (US0001M + 3.250%), 05/01/25	1,442,076	0.8
214,463		Protective Industrial Products, Inc 2021 Term Loan, 4.750%, (US0001M + 4.000%), 01/20/28	214,194	0.1
24,194	(1)	Refficiency Holdings LLC 2020 Delayed Draw Term Loan, 4.238%, (US0003M + 4.000%), 12/16/27	24,277	0.0
125,177		Refficiency Holdings LLC 2020 Term Loan, 4.750%, (US0001M + 4.000%), 12/16/27	125,608	0.1
115,000		Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.085%, (US0001M + 7.000%), 05/29/26	115,863	0.1
764,127		Renaissance Learning, Inc. 2018 Add On Term Loan, 3.335%, (US0001M + 3.250%), 05/30/25	755,121	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
854,025		Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0006M + 5.500%), 12/20/24	$843,350	0.5
264,670		Rockwood Service Corporation 2020 Term Loan, 4.085%, (US0001M + 4.000%), 01/23/27	265,607	0.2
66,000	(1)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.750%, (US0002M + 4.000%), 10/29/27	66,330	0.0
268,328		Service Logic Acquisition, Inc Term Loan, 4.750%, (US0003M + 4.000%), 10/29/27	268,998	0.2
285,000		SITEL Worldwide Corporation 2021 USD Term Loan, 3.870%, (US0003M + 3.750%), 07/28/28	284,555	0.2
605,000		Skopima Merger Sub Inc. Term Loan B, 4.500%, (US0001M + 4.000%), 04/30/28	602,479	0.4
947,876		SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 4.397%, (US0003M + 4.250%), 07/30/25	911,738	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	755,957	SurveyMonkey Inc. 2018 Term Loan B, 3.840%, (US0001W + 3.750%), 10/10/25	$751,232	0.4
EUR	460,420	Techem Verwaltungsgesellschaft 675 mbH EUR Term Loan B4, 2.375%, (EUR006M + 2.375%), 07/15/25	538,606	0.3
	149,250	TruGreen Limited Partnership 2020 Term Loan, 4.750%, (US0001M + 4.000%), 11/02/27	149,786	0.1
	158,663	Turing Midco LLC 2021 Term Loan B, 3.750%, (US0001M + 3.000%), 03/23/28	158,346	0.1
	1,560,863	Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.129%, (US0003M + 4.000%), 08/20/25	1,508,997	0.9
EUR	1,000,000	Verisure Holding AB 2020 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 07/20/26	1,176,969	0.7
	930,630	Verscend Holding Corp. 2021 Term Loan B, 4.085%, (US0001M + 4.000%), 08/27/25	930,630	0.5
	249,375	Virtusa Corporation Term Loan B, 5.000%, (US0001M + 4.000%), 02/11/28	250,674	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
970,411		VM Consolidated, Inc. 2021 Term Loan B, 3.397%, (US0003M + 3.250%), 03/19/28	$967,378	0.6
483,875		VS Buyer, LLC Term Loan B, 3.085%, (US0001M + 3.000%), 02/28/27	481,637	0.3
22,340	(1)	VT Topco, Inc. 2021 Delayed Draw Term Loan, 3.870%, (US0003M + 3.750%), 08/01/25	22,140	0.0
127,660		VT Topco, Inc. 2021 Incremental Term Loan, 4.500%, (US0003M + 3.750%), 08/01/25	126,516	0.1
549,033		West Corporation 2018 Term Loan B1, 4.500%, (US0003M + 3.500%), 10/10/24	529,268	0.3
949,625		Yak Access, LLC 2018 1st Lien Term Loan B, 5.120%, (US0003M + 5.000%), 07/11/25	817,865	0.5
240,000		Yak Access, LLC 2018 2nd Lien Term Loan B, 10.134%, (US0003M + 10.000%), 07/10/26	188,400	0.1
			28,784,105	16.9
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Cable & Satellite Television: 1.7%
415,000	Atlantic Broadband Finance, LLC 2021 Term Loan, 2.583%, (US0001M + 2.500%), 07/28/28	$413,963	0.2
283,423	CSC Holdings, LLC 2019 Term Loan B5, 2.595%, (US0001M + 2.500%), 04/15/27	280,690	0.2
910,000	DirecTV Financing, LLC Term Loan, 5.750%, (US0001M + 5.000%), 07/22/27	910,967	0.6
1,249,453	Radiate Holdco, LLC 2020 Term Loan, 4.250%, (US0001M + 3.500%), 09/25/26	1,248,477	0.7
		2,854,097	1.7
	Chemicals & Plastics: 3.7%
299,682	Ascend Performance Materials Operations LLC 2021 Term Loan B, 5.500%, (US0003M + 4.750%), 08/27/26	304,294	0.2
669,288	Composite Resins Holding B.V. 2018 Term Loan B, 5.250%, (US0001M + 4.250%), 08/01/25	670,962	0.4
543,638	CPC Acquisition Corp Term Loan, 4.500%, (US0003M + 3.750%), 12/29/27	543,071	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Chemicals & Plastics (continued)
100,000	NIC Acquisition Corp. Second Lien Term Loan, 8.500%, (US0003M + 7.750%), 12/29/28	$100,750	0.1
1,055,561	Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/24	1,057,871	0.6
340,000	GEON Performance Solutions, LLC 2021 Term Loan, 4.870%, (US0003M + 4.750%), 08/09/28	341,063	0.2
530,000	INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 01/29/26	529,227	0.3
215,000	Lonza Group AG USD Term Loan B, 4.750%, (US0003M + 4.000%), 06/29/28	215,134	0.1
689,475	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.863%, (US0001M + 4.750%), 10/15/25	690,336	0.4
149,625	Potters Industries, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 12/14/27	149,952	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
250,000	PQ Corporation 2021 Term Loan B, 3.250%, (US0003M + 2.750%), 06/09/28	$250,176	0.2
390,000	Sparta U.S. HoldCo LLC 2021 Term Loan, 4.250%, (US0003M + 3.500%), 08/02/28	390,366	0.2
725,909	Starfruit Finco B.V 2018 USD Term Loan B, 2.838%, (US0001M + 2.750%), 10/01/25	718,876	0.4
285,000	W.R. Grace & Co.-Conn. 2021 Term Loan B, 3.870%, (US0003M + 3.750%), 08/12/28	285,950	0.2
		6,248,028	3.7
	Clothing/Textiles: 0.1%
255,000	Birkenstock GmbH & Co. KG USD Term Loan B, 4.250%, (US0003M + 3.750%), 04/27/28	254,920	0.1
	Conglomerates: 0.7%
1,184,050	Energizer Holdings, Inc. 2020 Term Loan, 2.750%, (US0001M + 2.250%), 12/22/27	1,177,686	0.7
	Consumer, Cyclical: 0.3%
355,000	Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/21/27	377,168	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Consumer, Cyclical (continued)
184,538	WellPet — TL B 1L, 4.500%, (US0003M + 3.750%), 12/21/27	$184,941	0.1
		562,109	0.3
	Consumer, Non-cyclical: 0.8%
975,000	CoreLogic, Inc. TL B 1L, 4.000%, (US0001M + 3.500%), 06/02/28	973,934	0.6
458,949	Lifescan Global Corporation 2018 1st Lien Term Loan, 6.146%, (US0003M + 6.000%), 10/01/24	455,220	0.2
		1,429,154	0.8
	Containers & Glass Products: 4.4%
693,263	Altium Packaging LLC 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 02/03/28	687,382	0.4
1,554,521	BWAY Holding Company 2017 Term Loan B, 3.342%, (US0001M + 3.250%), 04/03/24	1,517,046	0.9
954,925	Charter NEX US, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 12/01/27	956,517	0.6
234,531	Graham Packaging Company Inc. 2021 Term Loan, 3.750%, (US0001M + 3.000%), 08/04/27	233,739	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
377,466		Plaze, Inc. 2020 Incremental Term Loan, 4.500%, (US0001M + 3.750%), 08/03/26	$374,635	0.2
69,832		Pro Mach Group, Inc. 2021 Delayed Draw Term Loan, 4.120%, (US0003M + 4.000%), 08/13/28	69,932	0.0
430,168		Pro Mach Group, Inc. 2021 Term Loan B, 4.083%, (US0001M + 4.000%), 08/13/28	430,782	0.3
932,663		Proampac PG Borrower LLC 2020 Term Loan, 4.500%, (US0003M + 3.750%), 11/03/25	934,119	0.6
631,825		Reynolds Group Holdings Inc. 2020 Term Loan B2, 3.335%, (US0001M + 3.250%), 02/05/26	627,942	0.4
724,636		Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.835%, (US0001M + 2.750%), 02/05/23	721,693	0.4
149,250		Tosca Services, LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 08/18/27	149,250	0.1
76,205	(1)	TricorBraun Holdings, Inc. 2021 Delayed Draw Term Loan, 3.750%, (US0001M + 3.250%), 03/03/28	75,607	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Containers & Glass Products (continued)
338,795	TricorBraun Holdings, Inc. 2021 Term Loan, 3.750%, (US0001M + 3.250%), 03/03/28	$336,137	0.2
40,373	Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan, 4.120%, (US0003M + 4.000%), 07/29/28	40,427	0.0
284,627	Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 4.120%, (US0003M + 4.000%), 07/28/28	285,013	0.2
		7,440,221	4.4
	Cosmetics/Toiletries: 0.6%
485,973	Anastasia Parent, LLC 2018 Term Loan B, 3.897%, (US0003M + 3.750%), 08/11/25	404,572	0.3
555,111	Wellness Merger Sub, Inc. 1st Lien Term Loan, 4.085%, (US0001M + 4.000%), 06/30/24	553,376	0.3
		957,948	0.6
	Drugs: 1.4%
220,000	ANI Pharmaceuticals, Inc Term Loan B, 5.631%, (US0003M + 6.000%), 04/27/28	220,550	0.1
920,000	Jazz Financing Lux S.a.r.l. USD Term Loan, 4.000%, (US0001M + 3.500%), 05/05/28	920,971	0.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,230,000	Organon & Co USD Term Loan, 3.500%, (US0003M + 3.000%), 06/02/28	$1,233,997	0.7
		2,375,518	1.4
	Ecological Services & Equipment: 0.6%
150,000	Denali Water Solutions Term Loan B, 5.000%, (US0003M + 4.250%), 03/25/28	149,906	0.1
819,928	GFL Environmental Inc. 2020 Term Loan, 3.500%, (US0003M + 3.000%), 05/30/25	821,351	0.5
		971,257	0.6
	Electronics/Electrical: 21.6%
840,000	AP Core Holdings, II LLC Amortization Term Loan B1, 5.620%, (US0003M + 5.500%), 07/21/27	833,700	0.5
675,000	AP Core Holdings, II LLC High-Yield Term Loan B2, 5.620%, (US0003M + 5.500%), 07/21/27	672,469	0.4
245,000	Atlas Purchaser, Inc. 2021 Term Loan, 6.000%, (US0003M + 5.250%), 05/08/28	242,091	0.1
1,326,758	Banff Merger Sub Inc 2021 USD Term Loan, 3.835%, (US0001M + 3.750%), 10/02/25	1,319,447	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
702,900	Barracuda Networks, Inc. 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 02/12/25	$704,595	0.4
125,000	Barracuda Networks, Inc. 2020 2nd Lien Term Loan, 7.500%, (US0003M + 6.750%), 10/30/28	127,240	0.1
277,134	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.085%, (US0001M + 4.000%), 04/18/25	277,060	0.2
1,176,367	By Crown Parent, LLC Term Loan B1, 4.000%, (US0001M + 3.000%), 02/02/26	1,174,897	0.7
665,000	Cloudera, Inc. 2021 Term Loan, 3.870%, (US0003M + 3.750%), 08/09/28	663,545	0.4
432,825	Cloudera, Inc. Term Loan B, 3.250%, (US0001M + 2.500%), 12/22/27	432,906	0.3
270,875	Cohu, Inc. 2018 Term Loan B, 4.500%, (US0003M + 3.000%), 10/01/25	269,407	0.2
154,225	CommerceHub, Inc. 2020 Term Loan B, 4.750%, (US0003M + 4.000%), 12/29/27	154,659	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
109,059	(1)	Constant Contact Inc Delayed Draw Term Loan, 4.131%, (US0003M + 4.000%), 02/10/28	$108,673	0.1
405,941		Constant Contact Inc Term Loan, 4.750%, (US0003M + 4.000%), 02/10/28	404,503	0.2
150,000		CoreLogic, Inc. 2nd Lien Term Loan, 7.000%, (US0001M + 6.500%), 06/04/29	152,531	0.1
413,358		Cornerstone OnDemand, Inc. 2021 Term Loan B, 3.338%, (US0001M + 3.250%), 04/22/27	413,487	0.2
448,875		Delta TopCo, Inc. 2020 Term Loan B, 4.500%, (US0003M + 3.750%), 12/01/27	449,997	0.3
765,375		EagleView Technology Corporation 2018 Add On Term Loan B, 3.585%, (US0001M + 3.500%), 08/14/25	756,478	0.4
253,595		Electrical Components International, Inc. 2018 1st Lien Term Loan, 4.349%, (US0003M + 4.250%), 06/26/25	251,693	0.1
764,225		Epicor Software Corporation 2020 Term Loan, 4.000%, (US0001M + 3.250%), 07/30/27	764,463	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
756,200	Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 4.000%), 12/01/27	$758,484	0.4
393,571	Helios Software Holdings, Inc. 2021 USD Term Loan B, 3.917%, (US0003M + 3.750%), 03/11/28	392,280	0.2
1,222,598	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 07/01/24	1,225,400	0.7
88,000	Hyland Software, Inc. 2021 2nd Lien Term Loan, 7.000%, (US0001M + 6.250%), 07/07/25	89,045	0.1
409,138	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/26	409,832	0.2
455,000	Imperva, Inc. 2nd Lien Term Loan, 8.750%, (US0003M + 7.750%), 01/10/27	456,138	0.3
1,234,375	Informatica LLC, 2020 USD Term Loan B, 3.335%, (US0001M + 3.250%), 02/25/27	1,229,283	0.7
715,000	Ingram Micro Inc. 2021 Term Loan B, 4.000%, (US0001M + 3.500%), 06/30/28	717,502	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
159,600	Ivanti Software, Inc. 2021 Add On Term Loan B, 4.750%, (US0003M + 4.000%), 12/01/27	$159,700	0.1
786,050	LogMeIn, Inc. Term Loan B, 4.847%, (US0001M + 4.750%), 08/31/27	784,646	0.5
160,069	MA FinanceCo., LLC USD Term Loan B3, 2.835%, (US0001M + 2.750%), 06/21/24	158,468	0.1
1,020,000	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 5.750%, (US0003M + 5.000%), 07/27/28	1,020,000	0.6
265,000	Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 8.370%, (US0003M + 8.250%), 05/03/29	264,669	0.2
496,366	McAfee, LLC 2018 USD Term Loan B, 3.835%, (US0001M + 3.750%), 09/30/24	496,900	0.3
2,285,938	MH Sub I, LLC 2017 1st Lien Term Loan, 3.585%, (US0001M + 3.500%), 09/13/24	2,276,471	1.3
520,000	Panther Commercial Holdings L.P Term Loan, 5.000%, (US0003M + 4.500%), 01/07/28	521,560	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
557,200	Planview Parent, Inc. Term Loan, 4.750%, (US0003M + 4.000%), 12/17/27	$559,290	0.3
772,046	Project Boost Purchaser, LLC 2019 Term Loan B, 3.585%, (US0001M + 3.500%), 06/01/26	765,773	0.5
728,937	Project Leopard Holdings, Inc. 2019 Term Loan, 5.750%, (US0003M + 4.750%), 07/07/24	732,308	0.4
570,000	Proofpoint, Inc. 1st Lien Term Loan, 3.396%, (US0003M + 3.250%), 06/09/28	567,239	0.3
1,407,540	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.379%, (US0003M + 4.250%), 05/16/25	1,408,042	0.8
750,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 8.379%, (US0003M + 8.250%), 05/18/26	749,625	0.4
1,271,813	Rackspace Technology Global, Inc. 2021 Term Loan, 3.500%, (US0003M + 2.750%), 02/15/28	1,260,525	0.7
725,000	Redstone Buyer LLC 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/27/28	725,000	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
370,549	Riverbed Technology, Inc. 2020 Term Loan B, 7.000%, (US0003M + 6.000%), 12/31/25	$332,369	0.2
1,368,500	Rocket Software, Inc. 2018 Term Loan, 4.335%, (US0001M + 4.250%), 11/28/25	1,340,559	0.8
192,748	Sabre GLBL Inc. 2021 Term Loan B1, 3.620%, (US0003M + 3.500%), 12/17/27	191,804	0.1
307,252	Sabre GLBL Inc. 2021 Term Loan B2, 3.620%, (US0003M + 3.500%), 12/17/27	305,748	0.2
1,080,662	Seattle Spinco, Inc. USD Term Loan B3, 2.835%, (US0001M + 2.750%), 06/21/24	1,069,855	0.6
225,000	SkillSoft Corporation 2021 Term Loan B, 5.500%, (US0003M + 4.750%), 06/30/28	225,984	0.1
778,265	SolarWinds Holdings, Inc. 2018 Term Loan B, 2.835%, (US0001M + 2.750%), 02/05/24	769,510	0.5
622,400	SonicWall US Holdings Inc. 1st Lien Term Loan, 3.628%, (US0003M + 3.500%), 05/16/25	619,677	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
265,000		SonicWall US Holdings Inc. 2nd Lien Term Loan, 7.628%, (US0003M + 7.500%), 05/18/26	$263,675	0.2
30,925	(1)	Sovos Compliance, LLC 2021 Delayed Draw Term Loan, 4.620%, (US0003M + 4.500%), 07/29/28	31,068	0.0
179,075		Sovos Compliance, LLC 2021 Term Loan, 5.000%, (US0001M + 4.500%), 07/29/28	179,904	0.1
868,889		Surf Holdings, LLC USD Term Loan, 3.628%, (US0003M + 3.500%), 03/05/27	862,795	0.5
471,438		Tech Data Corporation ABL Term Loan, 3.585%, (US0001M + 3.500%), 06/30/25	472,003	0.3
175,000		Tenable Holdings, Inc. Term Loan B, 3.250%, (US0003M + 2.750%), 07/07/28	174,781	0.1
150,000		Trader Interactive, LLC 2021 Term Loan B, 4.120%, (US0003M + 4.000%), 07/21/28	150,188	0.1
266,136		Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 5.203%, (US0003M + 5.000%), 05/29/26	222,806	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
310,967	(2)	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 3.500%, (US0003M + 2.500%) (PIK Rate 6.500%, Cash Rate 2.500%), 02/28/25	$318,094	0.2
142,152		Ultra Clean Holdings, Inc 2021 Term Loan B, 3.835%, (US0001M + 3.750%), 08/27/25	142,507	0.1
438,900		Watlow Electric Manufacturing Company Term Loan B, 4.500%, (US0003M + 4.000%), 03/02/28	439,312	0.3
248,750		Weld North Education, LLC 2020 Term Loan B, 4.750%, (US0001M + 4.000%), 12/21/27	249,424	0.1
553,259		Xperi Corporation 2020 Term Loan B, 3.585%, (US0001M + 3.500%), 06/02/25	549,455	0.3
			36,813,539	21.6
		Energy: 0.2%
275,000		Navitas Midstream Midland Basin, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 12/13/24	274,313	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Equipment Leasing: 0.1%
204,488	Rent-A-Center, Inc. 2021 Term Loan B, 4.750%, (US0001M + 4.000%), 02/17/28	$205,766	0.1
	Financial: 0.1%
206,958	Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/24	207,734	0.1
	Financial Intermediaries: 4.4%
218,889	Advisor Group, Inc. 2021 Term Loan, 4.585%, (US0001M + 4.500%), 07/31/26	219,338	0.1
230,000	AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 7.000%, (US0002M + 6.500%), 08/02/29	228,850	0.1
385,000	AqGen Island Holdings, Inc. Term Loan, 4.000%, (US0003M + 3.500%), 08/02/28	384,134	0.2
1,187,065	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.085%, (US0001M + 3.000%), 06/15/25	1,174,576	0.7
284,288	Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 3.250%, (US0001M + 2.750%), 04/23/26	283,221	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,023,914		Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.835%, (US0001M + 2.750%), 08/21/25	$1,014,571	0.6
608,850		Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/27	610,426	0.4
1,207,812		Edelman Financial Center, LLC 2021 Term Loan B, 4.250%, (US0001M + 3.500%), 04/07/28	1,203,208	0.7
155,625	(1)	Focus Financial Partners, LLC 2021 Delayed Draw Term Loan, 2.620%, (US0003M + 2.500%), 06/24/28	154,620	0.1
674,375		Focus Financial Partners, LLC 2021 Term Loan, 3.000%, (US0001M + 2.500%), 07/01/28	670,020	0.4
59,000	(1)	HighTower Holdings LLC 2021 Delayed Draw Term Loan, 4.381%, (US0003M + 4.000%), 04/21/28	59,125	0.0
236,000		HighTower Holdings LLC 2021 Term Loan B, 4.750%, (US0003M + 4.000%), 04/21/28	236,502	0.2
230,000		Jane Street Group, LLC 2021 Term Loan, 2.835%, (US0001M + 2.750%), 01/26/28	226,961	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Financial Intermediaries (continued)
226,603	VFH Parent LLC 2019 Term Loan B, 3.088%, (US0001M + 3.000%), 03/01/26	$225,754	0.1
530,952	Victory Capital Holdings, Inc. 2021 Term Loan B, 2.395%, (US0003M + 2.250%), 07/01/26	526,543	0.3
310,000	Zebra Buyer LLC Term Loan B, 3.381%, (US0003M + 3.250%), 04/21/28	310,913	0.2
		7,528,762	4.4
	Food Products: 2.7%
614,201	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.839%, (US0001M + 3.750%), 10/01/25	599,230	0.3
246,543	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/24	247,672	0.1
535,971	B&G Foods, Inc. 2019 Term Loan B4, 2.585%, (US0001M + 2.500%), 10/10/26	536,449	0.3
407,400	CHG PPC Parent LLC 2018 Term Loan B, 2.835%, (US0001M + 2.750%), 03/31/25	403,835	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
48,947	(1)	Dessert Holdings Inc. Delayed Draw Term Loan, 4.146%, (US0003M + 4.000%), 06/07/28	$49,029	0.0
261,053		Dessert Holdings Inc. Term Loan, 4.750%, (US0003M + 4.000%), 06/07/28	261,488	0.2
715,777		IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 4.250%, (US0003M + 3.250%), 12/15/27	716,582	0.4
638,270		IRB Holding Corp 2020 Term Loan B, 3.750%, (US0003M + 2.750%), 02/05/25	636,958	0.4
327,500		NPC International, Inc. 2nd Lien Term Loan, 7.620%, (US0003M + 7.500%), 04/18/25	6,550	0.0
819,650		Sigma Bidco B.V. 2018 USD Term Loan B, 3.160%, (US0006M + 3.000%), 07/02/25	800,183	0.5
13,393	(1)	TGP Holdings III, LLC 2021 Delayed Draw Term Loan, 3.620%, (US0003M + 3.500%), 06/29/28	13,408	0.0
101,571		TGP Holdings III, LLC 2021 Term Loan, 4.250%, (US0003M + 3.500%), 06/29/28	101,683	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food Products (continued)
	294,811	Weber-Stephen Products LLC Term Loan B, 4.000%, (US0001M + 3.250%), 10/30/27	$295,390	0.2
			4,668,457	2.7
		Food Service: 1.0%
	758,800	H Food Holdings LLC 2018 Term Loan B, 3.772%, (US0001M + 3.688%), 05/23/25	752,499	0.5
	235,000	K-Mac Holdings Corp 2021 2nd Lien Term Loan, 7.250%, (US0003M + 6.750%), 07/30/29	237,056	0.1
	160,000	K-Mac Holdings Corp 2021 Term Loan, 3.620%, (US0003M + 3.500%), 07/21/28	159,333	0.1
	238,154	Tacala, LLC 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 02/05/27	237,691	0.1
	370,000	Whatabrands LLC 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 07/12/28	369,422	0.2
			1,756,001	1.0
		Food/Drug Retailers: 2.7%
EUR	1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.750%, (EUR003M + 3.750%), 06/23/25	1,181,489	0.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,286,796	EG Finco Limited 2018 USD Term Loan, 4.147%, (US0003M + 4.000%), 02/07/25	$1,280,477	0.8
618,495	Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0001M + 10.750%), 10/01/24	550,460	0.3
466,457	Moran Foods, LLC 2020 Term Loan, 8.000%, (US0001M + 7.000%), (PIK Rate 0.000%, Cash Rate 0.000%), 04/01/24	491,530	0.3
476,513	Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0003M + 5.500%), 09/06/24	478,597	0.3
594,210	United Natural Foods, Inc. Term Loan B, 3.585%, (US0001M + 3.500%), 10/22/25	592,825	0.3
		4,575,378	2.7
	Forest Products: 0.6%
243,747	Blount International Inc. 2018 Term Loan B, 4.750%, (US0001M + 3.750%), 04/12/23	244,178	0.1
236,972	LABL, Inc. 2021 USD Term Loan B, 4.085%, (US0001M + 4.000%), 07/01/26	236,935	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Forest Products (continued)
260,000	Osmose Utilities Services, Inc. Term Loan, 3.750%, (US0001M + 3.250%), 06/23/28	$259,188	0.2
254,363	Spa Holdings 3 Oy USD Term Loan B, 4.750%, (US0003M + 4.000%), 02/04/28	254,839	0.2
		995,140	0.6
	Health Care: 13.2%
341,250	Accelerated Health Systems, LLC Term Loan B, 3.589%, (US0001M + 3.500%), 10/31/25	340,184	0.2
917,700	ADMI Corp. 2021 Term Loan B2, 3.625%, (US0001M + 3.125%), 12/23/27	906,993	0.5
139,237	Agiliti Health, Inc Term Loan, 2.875%, (US0001M + 2.750%), 01/04/26	138,541	0.1
783,917	Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/24	773,069	0.5
238,800	ASP Navigate Acquisition Corp Term Loan, 5.500%, (US0003M + 4.500%), 10/06/27	236,710	0.1
827,925	Athenahealth, Inc. 2021 Term Loan B1, 4.377%, (US0003M + 4.250%), 02/11/26	831,444	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
191,391	Cano Health LLC Term Loan, 5.250%, (US0003M + 4.500%), 11/19/27	$191,510	0.1
170,000	CBI Buyer, Inc. Term Loan, 3.750%, (US0003M + 3.250%), 01/06/28	169,256	0.1
239,400	CCRR Parent, Inc Term Loan B, 5.000%, (US0003M + 4.250%), 03/06/28	241,046	0.1
456,942	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.000%, (US0003M + 3.000%), 06/07/23	457,005	0.3
150,000	Curia Global, Inc. 2021 Term Loan, 4.500%, (US0003M + 3.750%), 08/30/26	150,250	0.1
595,411	Da Vinci Purchaser Corp. 2019 Term Loan, 5.000%, (US0001M + 4.000%), 01/08/27	597,643	0.3
1,209,000	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.835%, (US0001M + 3.750%), 10/10/25	1,069,533	0.6
149,622	eResearchTechnology, Inc. 2020 1st Lien Term Loan, 5.500%, (US0001M + 4.500%), 02/04/27	150,329	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
1,348,504	ExamWorks Group, Inc. 2017 Term Loan, 4.250%, (US0001M + 3.250%), 07/27/23	$1,349,506	0.8
651,725	Global Medical Response, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 10/02/25	655,391	0.4
892,782	GoodRx, Inc. 1st Lien Term Loan, 2.835%, (US0001M + 2.750%), 10/10/25	890,272	0.5
310,000	Heartland Dental, LLC 2021 Incremental Term Loan, 4.096%, (US0001M + 4.000%), 04/30/25	309,109	0.2
775,000	Hunter Holdco 3 Limited USD Term Loan B, 4.750%, (US0003M + 4.250%), 08/04/28	776,938	0.5
668,461	Inovalon Holdings, Inc. 2020 Term Loan B1, 2.875%, (US0001M + 2.750%), 04/02/25	668,147	0.4
289,838	Medical Solutions L.L.C. 2017 Term Loan, 5.500%, (US0001M + 4.500%), 06/14/24	290,653	0.2
320,000	MedRisk, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/10/28	319,200	0.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	675,000		MPH Acquisition Holdings LLC 2021 Term Loan B, 4.750%, (US0003M + 4.250%), 08/17/28	$670,781	0.4
	150,000		National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 8.250%, (US0003M + 7.250%), 03/02/29	153,188	0.1
	67,917	(1)	National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0003M + 3.750%), 03/02/28	67,764	0.0
	20,581		National Mentor Holdings, Inc. 2021 Term Loan C, 4.500%, (US0003M + 3.750%), 03/02/28	20,535	0.0
	615,882		National Mentor Holdings, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 02/18/28	614,496	0.4
	150,000		nThrive, Inc. 2021 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 01/28/28	149,775	0.1
EUR	951,468		Ortho-Clinical Diagnostics SA EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 06/30/25	1,124,248	0.7
	325,000		Pacific Dental Services,LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 05/05/28	326,422	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
344,138	Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 11/30/27	$344,008	0.2
590,000	Parexel International Corporation 2021 1st Lien Term Loan, 3.620%, (US0003M + 3.500%), 08/11/28	590,484	0.3
391,087	Pathway Vet Alliance LLC 2021 Term Loan, 3.835%, (US0001M + 3.750%), 03/31/27	389,237	0.2
308,430	PetVet Care Centers, LLC 2021 Term Loan B3, 4.250%, (US0001M + 3.500%), 02/14/25	308,559	0.2
1,048,680	Phoenix Guarantor Inc 2020 Term Loan B, 3.339%, (US0001M + 3.250%), 03/05/26	1,040,225	0.6
150,000	Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 4.121%, (US0003M + 4.000%), 06/20/26	149,875	0.1
149,625	PointClickCare Technologies, Inc. Term Loan B, 3.750%, (US0006M + 3.000%), 12/29/27	149,812	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	200,000	Press Ganey Holdings, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 07/24/26	$200,625	0.1
	214,463	Project Ruby Ultimate Parent Corp. 2021 Term Loan, 4.000%, (US0001M + 3.250%), 03/03/28	213,692	0.1
	789,599	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.835%, (US0001M + 3.750%), 11/16/25	784,972	0.5
	190,000	Resonetics, LLC 2021 Term Loan, 4.750%, (US0003M + 4.250%), 04/28/28	190,554	0.1
	248,750	RxBenefits, Inc. 2020 Term Loan, 6.000%, (US0006M + 5.250%), 12/17/27	249,683	0.1
	54,712	Select Medical Corporation 2017 Term Loan B, 2.340%, (US0001M + 2.250%), 03/06/25	54,506	0.0
	490,000	Sotera Health Holdings, LLC 2021 Term Loan, 3.250%, (US0003M + 2.750%), 12/11/26	487,320	0.3
EUR	1,000,000	Sunrise Medical 2018 EUR Term Loan B, 3.500%, (EUR0012M + 3.500%), 04/16/25	1,177,208	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
618,450	Surgery Center Holdings, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 08/31/26	$619,416	0.4
447,188	Unified Physician Management, LLC 2020 Term Loan, 5.000%, (US0001M + 4.250%), 12/16/27	448,305	0.3
385,000	Virgin Pulse, Inc. 2021 Term Loan, 4.750%, (US0003M + 4.000%), 03/30/28	385,481	0.2
		22,423,900	13.2
	Home Furnishings: 0.5%
375,000	Conair Holdings, LLC Term Loan B, 4.250%, (US0003M + 3.750%), 05/17/28	374,766	0.2
360,000	Hunter Fan Company 2021 Term Loan, 5.875%, (US0003M + 5.000%), 04/09/28	361,462	0.2
180,000	Illuminate Merger Sub Corp. Term Loan, 4.000%, (US0003M + 3.500%), 07/21/28	179,775	0.1
		916,003	0.5
	Industrial Equipment: 3.6%
213,248	Alliance Laundry Systems LLC Term Loan B, 4.250%, (US0003M + 3.500%), 10/08/27	213,533	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
80,275	CMBF LLC Delayed Draw Term Loan, 6.120%, (US0003M + 6.000%), 06/08/28	$80,275	0.0
269,725	CMBF LLC Term Loan, 6.083%, (US0001M + 6.000%), 06/08/28	269,725	0.2
355,874	CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.596%, (US0001M + 3.500%), 11/17/25	354,273	0.2
354,418	Crown Subsea Communications Holding,Inc. 2021 Term Loan, 5.750%, (US0001M + 5.000%), 04/20/27	357,740	0.2
1,523,178	Filtration Group Corporation 2018 1st Lien Term Loan, 3.085%, (US0001M + 3.000%), 03/29/25	1,513,130	0.9
502,412	Granite Holdings US Acquisition Co. 2021 Term Loan B, 4.147%, (US0003M + 4.000%), 09/30/26	503,144	0.3
125,260	I-Logic Technologies Bidco Limited 2021 USD Term Loan B, 4.500%, (US0003M + 4.000%), 02/16/28	125,525	0.1
612,463	Kenan Advantage Group, Inc. 2021 Term Loan B1, 4.500%, (US0001M + 3.750%), 03/24/26	612,693	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Industrial Equipment (continued)
885,000	Madison IAQ LLC Term Loan, 3.750%, (US0003M + 3.250%), 06/21/28	$880,391	0.5
341,550	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/27	342,404	0.2
511,147	Vertical US Newco Inc Term Loan B, 4.000%, (US0003M + 3.500%), 07/29/27	511,694	0.3
410,000	Waterlogic Holdings Limited 2021 USD Term Loan B, 4.870%, (US0003M + 4.750%), 08/04/28	409,744	0.2
		6,174,271	3.6
	Insurance: 7.6%
1,233,691	Acrisure, LLC 2020 Term Loan B, 3.607%, (US0002M + 3.500%), 02/15/27	1,215,700	0.7
752,038	Alera Group Holdings, Inc. 2018 Term Loan B, 4.500%, (US0001M + 4.000%), 08/01/25	752,038	0.4
669,462	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 3.335%, (US0001M + 3.250%), 05/09/25	663,414	0.4
780,090	Alliant Holdings Intermediate, LLC 2020 Term Loan B3, 4.250%, (US0001M + 3.750%), 11/05/27	781,606	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
914,328		Applied Systems, Inc. 2017 1st Lien Term Loan, 3.754%, (US0003M + 3.250%), 09/19/24	$914,257	0.5
133,542		Applied Systems, Inc. 2021 2nd Lien Term Loan, 6.250%, (US0003M + 5.500%), 09/19/25	135,612	0.1
414,375		Aretec Group, Inc. 2018 Term Loan, 4.335%, (US0001M + 4.250%), 10/01/25	412,562	0.2
1,540,870		AssuredPartners, Inc. 2020 Term Loan B, 3.585%, (US0001M + 3.500%), 02/12/27	1,528,832	0.9
488,419		Hub International Limited 2018 Term Loan B, 2.875%, (US0003M + 2.750%), 04/25/25	483,369	0.3
1,556,142		NFP Corp. 2020 Term Loan, 3.335%, (US0001M + 3.250%), 02/15/27	1,533,123	0.9
28,438	(1)	OneDigital Borrower LLC 2020 Delayed Draw Term Loan, 4.631%, (US0003M + 4.500%), 11/16/27	28,509	0.0
879,359		OneDigital Borrower LLC 2020 Term Loan, 5.250%, (US0003M + 4.500%), 11/16/27	881,557	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Insurance (continued)
302,713	Ryan Specialty Group, LLC Term Loan, 3.750%, (US0001M + 3.000%), 09/01/27	$302,940	0.2
1,450,400	Sedgwick Claims Management Services, Inc. 2019 Term Loan B, 3.835%, (US0001M + 3.750%), 09/03/26	1,444,735	0.9
1,828,750	USI, Inc. 2017 Repriced Term Loan, 3.147%, (US0003M + 3.000%), 05/16/24	1,813,891	1.1
		12,892,145	7.6
	Leisure Good/Activities/Movies: 4.7%
117,459	24 Hour Fitness Worldwide, Inc. 2020 Exit Term Loan, 6.000%, (US0003M + 5.000%), 12/29/25	102,189	0.1
293,409	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 15.000%, (US0003M + 14.000%), 08/26/22	293,409	0.2
177,750	Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 4.000%, (US0001M + 3.500%), 08/17/28	177,306	0.1
445,335	AMC Entertainment Holdings Inc. 2019 Term Loan B, 3.089%, (US0001M + 3.000%), 04/22/26	396,812	0.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	970,000		City Football Group Limited Term Loan, 4.000%, (US0003M + 3.500%), 07/21/28	$967,575	0.6
	885,500		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 2.897%, (US0003M + 2.750%), 09/18/24	834,707	0.5
	7,644	(2)	Crown Finance US, Inc. 2020 Term Loan B1, 7.000% (PIK Rate 8.250%, Cash Rate 7.000%), 05/23/24	9,440	0.0
	558,600		CWGS Group, LLC 2021 Term Loan B, 3.250%, (US0001M + 2.500%), 06/03/28	554,449	0.3
	368,348		Fitness International, LLC 2018 Term Loan B, 4.250%, (US0003M + 3.250%), 04/18/25	343,561	0.2
EUR	562		Fluidra S.A. EUR Term Loan B, 2.000%, (EUR001M + 2.000%), 07/02/25	663	0.0
EUR	1,000,000		GVC Holdings PLC 2019 EUR Term Loan B, 2.250%, (EUR006M + 2.250%), 03/29/24	1,175,308	0.7
	210,000		Hayward Industries, Inc. 2021 Term Loan, 3.000%, (US0001M + 2.500%), 05/12/28	209,269	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Good/Activities/Movies (continued)
	245,000	MajorDrive Holdings IV LLC Term Loan B, 4.500%, (US0003M + 4.000%), 05/12/28	$245,268	0.2
	350,272	National CineMedia, LLC 2021 Incremental Term Loan, 9.000%, (US0001M + 8.000%), 12/20/24	354,650	0.2
	410,000	PUG LLC 2021 Incremental Term Loan B, 4.750%, (US0001M + 4.250%), 02/12/27	409,487	0.2
	236,785	RV Retailer, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 02/08/28	236,785	0.1
	17,778	RVR Dealership Holdings, LLC Delayed Draw Term Loan, 4.120%, (US0003M + 4.000%), 02/08/28	17,778	0.0
	265,000	Samsonite International S.A. 2020 Incremental Term Loan B2, 3.750%, (US0001M + 3.000%), 04/25/25	263,620	0.2
EUR	745,180	Thor Industries, Inc. 2021 EUR Term Loan, 3.000%, (EUR001M + 3.000%), 02/01/26	879,872	0.5
	375,375	WeddingWire, Inc. 1st Lien Term Loan, 4.628%, (US0003M + 4.500%), 12/19/25	375,609	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
140,000	WeddingWire, Inc. 2nd Lien Term Loan, 8.379%, (US0003M + 8.250%), 12/21/26	$137,900	0.1
		7,985,657	4.7
	Lodging & Casinos: 2.8%
353,925	Arches Buyer Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 12/06/27	351,132	0.2
430,650	Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/24	432,097	0.3
253,088	Caesars Resort Collection, LLC 2020 Term Loan B1, 4.585%, (US0001M + 4.500%), 07/21/25	253,863	0.1
1,491,875	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/24	1,484,416	0.9
445,000	Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 3.500%, (US0001M + 3.000%), 08/02/28	444,960	0.3
190,000	J&J Ventures Gaming, LLC Term Loan, 4.750%, (US0001M + 4.000%), 04/07/28	190,950	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Lodging & Casinos (continued)
542,778		Scientific Games International, Inc. 2018 Term Loan B5, 2.835%, (US0001M + 2.750%), 08/14/24	$538,858	0.3
157,110		Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 2.368%, (US0003M + 2.250%), 07/21/26	156,492	0.1
385,125		The Enterprise Development Authority Term Loan B, 5.000%, (US0001M + 4.250%), 02/18/28	386,569	0.2
590,000		Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 3.370%, (US0003M + 3.250%), 08/06/28	589,508	0.3
			4,828,845	2.8
		Mortgage REITs: 0.2%
37,245	(1)	BIFM CA Buyer Inc. 2021 Delayed Draw Term Loan, 3.896%, (US0003M + 3.750%), 06/01/26	37,012	0.0
326,921		BIFM CA Buyer Inc. Term Loan B, 3.585%, (US0001M + 3.500%), 06/01/26	325,287	0.2
			362,299	0.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Nonferrous Metals/Minerals: 0.7%
591,066			Covia Holdings Corporation 2020 PIK Take Back Term Loan, 5.000%, (US0003M + 4.000%), 07/31/26	$585,710	0.4
559,513			U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/25	540,892	0.3
				1,126,602	0.7
			Oil & Gas: 2.1%
651,914			Brazos Delaware II, LLC Term Loan B, 4.088%, (US0001M + 4.000%), 05/21/25	636,105	0.4
779,228	(3	),(4)	Glass Mountain Pipeline Holdings, LLC Term Loan B, 4.620%, (US0003M + 4.500%), 12/23/24	242,860	0.1
1,840,928			HGIM Corp. 2018 Exit Term Loan, 7.000%, (US0003M + 6.000%), 07/02/23	1,371,491	0.8
420,000			ITT Holdings LLC 2021 Term Loan, 3.250%, (US0003M + 2.750%), 07/30/28	418,687	0.3
681,082			Oryx Midstream Holdings LLC Term Loan B, 4.092%, (US0001M + 4.000%), 05/22/26	680,941	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Oil & Gas: 2.1% (continued)
250,000	WaterBridge Midstream Operating LLC Term Loan B, 6.750%, (US0006M + 5.750%), 06/22/26	$241,797	0.1
		3,591,881	2.1
	Publishing: 0.7%
148,877	Alchemy Copyrights, LLC Term Loan B, 3.500%, (US0001M + 3.000%), 03/10/28	149,063	0.1
460,000	McGraw-Hill Global Education Holdings, LLC 2021 Term Loan, 5.250%, (US0001M + 4.750%), 07/28/28	457,125	0.3
495,000	Meredith Corporation 2020 Incremental Term Loan B, 5.250%, (US0003M + 4.250%), 01/31/25	506,395	0.3
		1,112,583	0.7
	Radio & Television: 3.4%
692,663	Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.628%, (US0003M + 3.500%), 08/21/26	677,673	0.4
213,744	Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0003M + 3.750%), 03/31/26	213,566	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,011,012	Diamond Sports Group, LLC Term Loan, 3.340%, (US0001M + 3.250%), 08/24/26	$635,674	0.4
120,000	iHeartCommunications, Inc. 2020 Incremental Term Loan, 3.750%, (US0001M + 3.250%), 05/01/26	119,580	0.1
763,148	iHeartCommunications, Inc. 2020 Term Loan, 3.085%, (US0001M + 3.000%), 05/01/26	757,356	0.4
619,334	NASCAR Holdings, Inc Term Loan B, 2.835%, (US0001M + 2.750%), 10/19/26	617,128	0.3
1,530,118	Terrier Media Buyer, Inc. 2021 Term Loan, 3.585%, (US0001M + 3.500%), 12/17/26	1,523,066	0.9
656,299	Univision Communications Inc. 2021 First Lien Term Loan B, 4.000%, (US0001M + 3.250%), 03/15/26	655,581	0.4
629,965	Univision Communications Inc. Term Loan C5, 3.750%, (US0001M + 2.750%), 03/15/24	628,718	0.4
		5,828,342	3.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Retailers (Except Food & Drug): 3.4%
21,111	AI Aqua Merger Sub, Inc. 2021 1st Lien Delayed Draw Term Loan, 4.646%, (US0003M + 4.000%), 07/31/28	$21,159	0.0
168,889	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 4.500%, (US0003M + 4.000%), 07/31/28	169,269	0.1
12,049	Belk, Inc. 2021 FLSO Term Loan, 13.000%, (US0003M + 13.000%), 07/31/25	9,202	0.0
346,564	Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 5.500%, (US0003M + 4.750%), 03/10/26	348,947	0.2
890,525	Great Outdoors Group, LLC 2021 Term Loan B, 5.000%, (US0006M + 4.250%), 03/06/28	894,182	0.5
170,000	Jo-Ann Stores, Inc. 2021 Term Loan B1, 5.500%, (US0003M + 4.750%), 07/07/28	169,362	0.1
884,003	Leslies Poolmart, Inc. 2021 Term Loan B, 3.250%, (US0003M + 2.750%), 03/04/28	880,627	0.5
391,879	Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 9.000%, (US0001M + 8.000%), 12/01/25	335,301	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	129,186	Mens Wearhouse, Inc. (The) 2020 Term Loan, 12.000%, (US0001M + 11.000%), 06/01/25	$127,894	0.1
	390,000	Michaels Companies, Inc. 2021 Term Loan B, 5.000%, (US0001M + 4.250%), 04/15/28	390,691	0.2
EUR	1,000,000	Peer Holding III B.V. 2019 EUR Term Loan B, 3.500%, (EUR006M + 3.500%), 01/16/27	1,182,872	0.7
	433,913	Petco Animal Supplies, Inc. 2021 Term Loan B, 4.000%, (US0003M + 3.250%), 03/03/28	433,796	0.3
	600,000	Pilot Travel Centers LLC 2021 Term Loan B, 2.123%, (US0003M + 2.000%), 07/28/28	596,572	0.4
	250,000	Victorias Secret & Co. Term Loan B, 3.750%, (US0003M + 3.250%), 06/30/28	249,375	0.1
			5,809,249	3.4
		Surface Transport: 2.1%
	560,000	American Trailer World Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 03/03/28	555,100	0.3
	298,469	ENC Holding Corporation 2021 Term Loan, 5.000%, (US0003M + 4.250%), 08/04/28	298,469	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Surface Transport (continued)
26,531	(1)	ENC Holding Corporation Delayed Draw Term Loan, 4.370%, (US0003M + 4.250%), 08/04/28	$26,531	0.0
370,000		LaserShip, Inc. 2021 Term Loan, 5.250%, (US0003M + 4.500%), 05/07/28	370,462	0.2
498,750		PODS, LLC 2021 Term Loan B, 3.750%, (US0001M + 3.000%), 03/31/28	497,572	0.3
767,177		Savage Enterprises LLC 2020 Term Loan B, 3.085%, (US0001M + 3.000%), 08/01/25	765,979	0.5
405,000		Savage Enterprises LLC 2021 Term Loan B, 3.370%, (US0003M + 3.250%), 08/11/28	406,772	0.2
425,000		Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 5.000%, (US0002M + 4.250%), 07/26/28	425,342	0.3
150,000		Worldwide Express Operations, LLC 2021 2nd Lien Term Loan, 7.750%, (US0002M + 7.000%), 07/26/29	148,875	0.1
			3,495,102	2.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Technology: 2.2%
1,158,235	Misys (Finastra) — TL B 1L, 4.500%, (US0006M + 3.500%), 06/13/24	$1,145,784	0.7
855,000	RealPage, Inc. Term Loan B 1L, 3.750%, (US0001M + 3.250%), 04/24/28	851,527	0.5
1,052,063	UKG, Inc. — TL 1L, 4.000%, (US0003M + 3.250%), 05/04/26	1,054,108	0.6
699,970	Veritas US Inc. 2021 USD Term Loan B, 6.000%, (US0003M + 5.000%), 09/01/25	702,770	0.4
		3,754,189	2.2
	Telecommunications: 8.6%
1,260,875	Altice Financing SA USD 2017 1st Lien Term Loan, 2.900%, (US0003M + 2.750%), 01/31/26	1,239,598	0.7
813,875	Altice France S.A. USD Term Loan B11, 2.879%, (US0003M + 2.750%), 07/31/25	802,175	0.5
571,481	Asurion LLC 2018 Term Loan B6, 3.210%, (US0001M + 3.125%), 11/03/23	565,899	0.3
255,000	Asurion LLC 2021 2nd Lien Term Loan B3, 5.335%, (US0001M + 5.250%), 01/31/28	254,150	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Telecommunications (continued)
560,000	Asurion LLC 2021 Second Lien Term Loan B4, 5.335%, (US0001M + 5.250%), 01/20/29	$557,842	0.3
1,488,525	Asurion LLC 2021 Term Loan B9, 3.335%, (US0001M + 3.250%), 07/31/27	1,460,925	0.9
760,000	Avaya, Inc. 2021 Term Loan B2, 4.096%, (US0001M + 4.000%), 12/15/27	761,154	0.4
148,875	Cablevision Lightpath LLC Term Loan B, 3.750%, (US0001M + 3.250%), 11/30/27	148,673	0.1
408,975	CCI Buyer, Inc. Term Loan, 4.750%, (US0003M + 4.000%), 12/17/27	410,180	0.2
255,000	Cologix, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/01/28	256,009	0.1
832,663	CommScope, Inc. 2019 Term Loan B, 3.335%, (US0001M + 3.250%), 04/06/26	824,440	0.5
752,313	Connect Finco Sarl 2021 Term Loan B, 4.500%, (US0001M + 3.500%), 12/11/26	752,917	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
727,143	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 3.647%, (US0003M + 3.500%), 08/01/24	$671,244	0.4
1,928,228	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.335%, (US0001M + 4.250%), 11/29/25	1,793,011	1.1
552,797	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.335%, (US0001M + 8.250%), 11/29/26	477,479	0.3
195,000	GOGO Intermediate Holdings LLC Term Loan B, 4.500%, (US0003M + 3.750%), 04/30/28	194,756	0.1
1,218,593	GTT Communications, Inc. 2018 USD Term Loan B, 2.900%, (US0003M + 2.750%), 05/31/25	966,878	0.6
119,020	GTT Communications, Inc. 2020 Delayed Draw Term Loan, 6.000%, 12/31/21	120,983	0.1
103,973	GTT Communications, Inc. 2020 Term Loan, 6.000%, 12/31/21	106,117	0.1
495,000	Iridium Satellite LLC 2021 Term Loan B2, 3.250%, (US0001M + 2.500%), 11/04/26	494,779	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Telecommunications (continued)
490,000	MTN Infrastructure TopCo Inc 2021 Term Loan, 4.620%, (US0003M + 4.500%), 08/17/28	$467,950	0.3
192,434	Northwest Fiber, LLC 2021 Term Loan, 3.847%, (US0001M + 3.750%), 04/30/27	192,482	0.1
165,000	Orbcomm Inc. Term Loan B, 4.370%, (US0003M + 4.250%), 06/17/28	165,241	0.1
960,000	Zayo Group Holdings, Inc. USD Term Loan, 3.085%, (US0001M + 3.000%), 03/09/27	949,091	0.6
		14,633,973	8.6
	Utilities: 0.7%
264,490	Generation Bridge Acquisition, LLC Term Loan B, 5.120%, (US0003M + 5.000%), 08/05/28	263,829	0.2
5,510	Generation Bridge Acquisition, LLC Term Loan C, 5.120%, (US0003M + 5.000%), 08/05/28	5,496	0.0
705,418	Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/24	655,976	0.4
Shares			Borrower/ Tranche Description	Value	Percentage of Net Assets
245,000			Tiger Acquisition, LLC 2021 Term Loan, 3.750%, (US0003M + 3.250%), 06/01/28	$243,775	0.1
				1,169,076	0.7
			Total Senior Loans (Cost $236,605,121)	235,254,378	138.2
Shares				Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.1%
135,911	(5)		24 Hour Fitness Worldwide, Inc.	271,822	0.1
181,068	(5)		24 Hour Fitness Worldwide, Inc. — Preferred	475,304	0.3
25,562	(5)		Cineworld Group PLC — Warrants	10,297	0.0
58,667	(5	),(6)	Covia Specialty Minerals, Inc.	557,336	0.3
23,578	(5)		Cumulus Media, Inc. Class-A	278,456	0.2
7,413	(5)		Harvey Gulf International Marine LLC	27,184	0.0
16,636	(5)		Harvey Gulf International Marine LLC — Warrants	61,004	0.1
4,941	(5)		iQor	63,408	0.0
41,629	(5)		Longview Power LLC	83,258	0.1
7,268	(5)		Mens Wearhouse, Inc.	9,993	0.0
29,663	(5	),(7)	Save-A-Lot, Inc./Moran Foods	—	0.0
42,856	(5)		The Oneida Group (formerly EveryWare Global, Inc.)	429	0.0
			Total Equities and Other Assets (Cost $2,843,251)	1,838,491	1.1
			Total Investments (Cost $239,448,372)	$237,092,869	139.3
			Liabilities in Excess of Other Assets	(66,906,074)	(39.3)
			Net Assets	$170,186,795	100.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 8 for additional details.

(2)  All or a portion of this Senior Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.

(3)  Defaulted senior loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.

(4)  Senior Loan is on non-accrual status at August 31, 2021.

(5)  Non-income producing security.

(6)  Restricted security as to resale, excluding Rule 144A securities. As of August 31, 2021, the Fund held restricted securities with a fair value of $557,336 or 0.3% of net assets. Please refer to the table below for additional details.

(7)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:

EUR001M  1-month EURIBOR

EUR003M  3-month EURIBOR

EUR0012M  12-month EURIBOR

US0001M  1-month LIBOR

US0001W  1-week LIBOR

US0002M  2-month LIBOR

US0003M  3-month LIBOR

US0006M  6-month LIBOR

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Equities and Other Assets	$278,456	$1,560,035	$—	$1,838,491
Senior Loans	—	235,254,378	—	235,254,378
Total Investments, at fair value	$278,456	$236,814,413	$—	$237,092,869
Other Financial Instruments+
Forward Foreign Currency Contracts	—	33,766	—	33,766
Total Assets	$278,456	$236,848,179	$—	$237,126,635

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At August 31, 2021, Voya Senior Income Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Covia Specialty Minerals, Inc.	12/31/2020	$410,669	$557,336
		$410,669	$557,336

At August 31, 2021, the following forward foreign currency contracts were outstanding for Voya Senior Income Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,208,581	EUR	9,462,000	State Street Bank & Trust Co.	09/14/21	$33,766
						$33,766

Currency Abbreviations

EUR  EU Euro

USD  United States Dollar

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

The following tables are a summary of the Fund's derivative instruments (not accounted for as hedging instruments) categorized by primary risk exposure.

As of August 31, 2021, the fair value of derivative instruments located in the Statement of Assets and Liabilities were as follows:

Foreign exchange contracts
Assets- Derivative Instruments
Forward foreign currency contracts
Unrealized appreciation on forward foreign currency contracts	$33,766
Total Asset Derivatives	$33,766

For the period ended August 31, 2021, the effect of derivative instruments in the Statement of Operations were as follows:

Foreign exchange contracts
Net realized gain (loss) on derivatives recognized in income:
Forward foreign currency contracts	$243,462
Total	$243,462
Net change in unrealized appreciation (depreciation) on derivatives recognized in income:
Forward foreign currency contracts	$70,073
Total	$70,073

The following table is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2021:

State Street Bank & Trust Co.
Assets:
Forward foreign currency contracts	$33,766
Total Assets	$33,766
Net OTC derivative instruments by counterparty, at fair value	$33,766
Total collateral pledged/(Received from counterparty)	$—
Net Exposure(1)	$33,766

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

  Cost for federal income tax purposes was $239,532,343.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,480,165
Gross Unrealized Depreciation	(4,850,849)
Net Unrealized Depreciation	$(2,370,684)

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund's website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund's Forms NPORT-P are available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings is available on: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, New York 10169

Institutional Investors and Analysts

Call Voya Senior Income Fund
1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:
Voya Senior Income Fund
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800) 992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

163325

(0821-102121)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 4, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 4, 2021